CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS
Preference shares, par value	$ 0.00267	$ 0.00267
Preference shares, shares authorized	3,750,000	3,750,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Ordinary shares, par value	$ 0.00267	$ 0.00267
Ordinary shares, shares authorized	37,500,000	37,500,000
Ordinary shares, shares issued	7,363,637	6,000,000
Common Stock, Shares, Outstanding	7,363,637	6,000,000